Segment Information	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Segment Information
24.	SEGMENT INFORMATION

The Company operates in two segments: Electronic Components and Others for the fiscal year ended March 31, 2014. These segments are operated and managed as separate strategic business units that offer different products/services. The Company’s “Electronic Components” segment produces complementary metal oxide semiconductors (“CMOS”) CCMs primarily for sale to cellular phone and tablet manufacturers in the PRC. The Company’s “Others” segment comprises a number of immaterial product lines and development programs that have not materialized to date into full product businesses. None of these units has ever individually met the quantitative thresholds for determining reportable segments. The chief operating decision maker evaluates the results of each segment in assessing performance and allocating resources among the segments.

There were no material intersegment sales or transfers during the fiscal years ended March 31, 2014, 2013 and 2012.

As stated in note 18 – “Discontinued Operations”, the EMS and home appliance segments were discontinued effective in December 2013 and January 2012 respectively. The results of operations of the EMS segment and home appliance segment have been classified as “Income (Loss) from discontinued operations” on the face of the consolidated statement of operations and comprehensive income for all years presented. The home appliance segment profit for fiscal year ended March 31, 2013 represented sales of equipment and materials that had previously been written off.

(a)	The following table provides operating financial information for the two reportable segments and discontinued segments:

	Home Appliance#		Electronic Components	EMS#		Others	Corporate	Combined
	US$		US$	US$		US$	US$	US$
As of or for the fiscal year ended March 31, 2014
Revenues from external customers	—		60,574,912	2,922,127		2,117,989	—	65,615,028

Capital expenditure	—		5,836,735	32,682		148,269	2,477	6,020,163
Interest income	—		—	—		—	822,826	822,826
Interest expense	—		(129,775)	—		—	(7,913)	(137,688)
Depreciation and amortization	—		1,154,231	1,198,844		379,122	1,328,884	4,061,081
Segment profit (loss)	—		(1,107,157)	(5,547,024	)*	(1,502,779)	(2,398,597)	(10,555,557)
Total assets	—		42,999,530	52,202		1,160,087	55,456,124	99,667,943

As of or for the fiscal year ended March 31, 2013
Revenues from external customers	—		65,188,724	14,256,314		1,638,346	—	81,083,384

Capital expenditure	—		6,484,577	767,186		358,813	3,055	7,613,631
Interest income	—		—	—		—	1,663,714	1,663,714
Interest expense	—		(109,749)	—		—	(49,799)	(159,548)
Depreciation and amortization	—		554,337	1,336,208		223,915	1,328,267	3,442,727
Segment profit (loss)	725,773		3,687,547	(3,314,836)		(1,182,894)	(1,878,891)	(1,963,301)
Total assets	34		29,618,065	16,203,482		1,114,654	61,289,608	108,225,843

As of or for the fiscal year ended March 31, 2012
Revenues from external customers	53,885,407		54,431,519	14,439,926		781,260	—	123,538,112

Capital expenditure	240,763		226,277	273,926		73,281	—	814,247
Interest income	—		—	—		—	377,075	377,075
Interest expense	(2,402)		(104,517)	—		321	(177,402)	(284,000)
Depreciation and amortization	1,522,962		594,746	1,268,736		76,809	98,577	3,561,830
Segment profit (loss)	1,374,342	*	2,885,762	221,655		(640,020)	(2,431,062)	1,410,677
Total assets	313,033		34,554,319	11,614,176		739,106	61,819,375	109,040,009

#	As discussed in note 18, the EMS and home appliance segments were discontinued in December 2013 and in January 2012 respectively. The results of the operations have been classified as discontinued operations on the face of the consolidated statement of operations and comprehensive income.
*	Impairment losses of US$1,944,571 and US$1,230,727 were recognized in income (loss) from discontinued operations for machineries and equipment that were used in the operations of the EMS segment and home appliance segment in fiscal 2014 and 2012. No impairment loss was recognized in fiscal 2013.
(b)	Net sales including net sales of discontinued operations by geographic area based on the location of customers are as follows:

	2014	2013	2012
	US$	US$	US$
Australia	307,996	533,077	501,665
Europe	139,694	326,298	4,469,428
North America	23,735	49,423	47,969,847
Asia	65,143,603	80,174,586	70,596,126
Other regions	—	—	1,046

	65,615,028	81,083,384	123,538,112

(c)	Net sales including net sales of discontinued operations by product/service type

	2014	2013	2012
	US$	US$	US$
Floor care products	—	—	51,056,019
Kitchen appliances	307,996	533,077	755,607
CCMs	59,795,999	63,913,523	53,094,225
Cellular phone assembly services	2,922,127	14,256,314	14,439,927
Others	2,588,906	2,380,470	4,192,334

	65,615,028	81,083,384	123,538,112

(d)	Long-lived assets*

	March 31, 2014	March 31, 2013
	US$	US$
Hong Kong	91,792	150,734
Mainland China	29,148,590	29,404,484

	29,240,382	29,555,218

*	Long-lived assets represent land use rights and property, plant and equipment.
(e)	Major customers

Customers accounting for 10% or more of the Company’s combined net sales are as follows:

	2014	2013	2012
	US$	US$	US$
From continuing operations:
Lenovo Mobile Communication Technology Ltd. (“Lenovo”)	21,688,510	26,799,405	11,698,569
Wingtech Group (“Wingtech”)	8,000,133	4,477,345	225
From discontinued operations:
Electrolux S.A. and subsidiaries (“Electrolux”)	—	—	52,339,623

During the fiscal years ended March 31, 2014, 2013 and 2012, 33.0%, 33.0% and 9.5%, respectively of the Company’s combined net sales including discontinued operations were made to Lenovo, which is an unrelated customer. As of March 31, 2014, 2013 and 2012, 33.3%, 34.2% and 19.4%, respectively of the Company’s total accounts and bills receivable were from Lenovo. Lenovo is a customer of the Company’s electronic components segment.

During the fiscal years ended March 31, 2014, 2013 and 2012, 12.2%, 5.52% and 0.01%, respectively of the Company’s combined net sales including discontinued operations were made to Wingtech, which is an unrelated customer. As of March 31, 2014, 2013 and 2012, 13.8%, 5.8% and nil, respectively of the Company’s total accounts and bills receivable were from Wingtech. Wingtech is a customer of the Company’s electronic components segments.

During the fiscal years ended March 31, 2014, 2013 and 2012, 0.0%, 0.0% and 42.4%, respectively, of the Company’s combined net sales including discontinued operations were made to Electrolux, which is an unrelated customer. As of March 31, 2014, 2013 and 2012, no accounts and bills receivable were from Electrolux. Electrolux was the major customer of the Company’s home appliance segment.

The Company was a contract manufacturer of floor care products that are marketed by Electrolux under its respective brand names.